Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	3.07%	1.98%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	3.07%	1.97%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	3.07%	1.97%